UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4074

General New York Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

[INSERT REPORT HERE]

General New York Municipal Bond Fund, Inc.

SEMIANNUAL REPORT April 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements

FOR MORE INFORMATION Back Cover

General New York Municipal Bond Fund, Inc.

The Fund

A	LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General NewYork Municipal Bond Fund, Inc., covering the six-month period from November 1, 2008, through April 30, 2009.

Domestic and international fixed-income markets were not immune to price volatility during the reporting period, as higher-yielding market sectors generally plummeted over the fall of 2008 and later rebounded strongly in late April 2009. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high in April, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% economic contraction during the first quarter of 2009.Yet, the market rebound proved to be robust, particularly among high yield bonds, which previously had been hard-hit in the downturn. Conversely, U.S.Treasury securities, which had served as a relatively safe haven in 2008, gave back some of their gains in 2009, particularly long-term nominal Treasuries.

These price and yield swings have left the global markets wondering whether fixed income investors are anticipating sustainable economic improvement, or continued economic distress. We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate the importance of a long-term investment focus combined with a diversified approach.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current fixed income needs and future investment goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, General New York Municipal Bond Fund achieved a total return of 7.57%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 8.20% for the same period.2 In addition, the fund is reported in the Lipper New York Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was 6.51% for the reporting period.3

Municipal bonds suffered due to a severe financial crisis and economic downturn over the first four months of the reporting period, but a subsequent market rally buoyed market averages. The fund produced lower returns than its benchmark, primarily due to weakness among lower-rated credits.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city income taxes, to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, NewYork state and NewYork city personal income taxes.The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 35% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Financial Crisis and Recession Sparked Heightened Volatility

When the reporting period began, slumping home values, rising unemployment and plunging consumer confidence already had contributed to one of the worst recessions since the 1930s, putting fiscal pressure on most states and municipalities. Meanwhile, an ongoing credit crunch had escalated into a global financial crisis that punished several financial institutions, including municipal bond insurers and dealers.The effects of the financial crisis were exacerbated by selling pressure among highly leveraged institutional investors who were forced to unwind their positions to meet margin calls. These developments sparked a “flight to quality” in which investors fled riskier assets in favor of traditional safe havens.

In this tumultuous environment, yield differences between municipal bonds and comparable U.S. Treasury securities widened. In addition, the problems encountered by municipal bond insurers forced investors to refocus on the underlying credit fundamentals of municipal bonds, resulting in a less “commoditized” market. However, a market rally in the reporting period’s final months, stemming in part from massive interventions into the financial crisis by government and monetary authorities, helped erase the reporting period’s previous losses.

Security Selections Produced Mixed Results

The fund’s lower-rated, higher-yielding holdings hurt its relative performance, accounting for the bulk of its underperformance relative to the benchmark. In contrast, higher-quality securities, including escrowed municipal bonds in which the funds for early redemption have already been set aside, fared relatively well.The fund also benefited from bonds issued by NewYork’s private colleges and universities.

We generally maintained the fund’s average duration in the neutral range. We have focused primarily on bonds with 15- to 20-year maturities, which offer most of the yield of longer-term bonds but with less risk in volatile markets.

Adopting a More Defensive Posture

Despite the recent market rally, we have seen little evidence of actual economic improvement.The recession may be particularly persistent in NewYork, which relies heavily on taxes generated by the battered financial services industry. Therefore, we have continued to adopt a more conservative investment posture, including a focus on bonds backed by specific funding sources, such as tax appropriations. With short-term interest rates likely to remain near historical lows, we have maintained the fund’s generally neutral average duration. In our judgment, these are prudent strategies in today’s uncertain investment environment.

May 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2009, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment- grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General NewYork Municipal Bond Fund, Inc. from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

Expenses paid per $1,000†	$ 4.37
Ending value (after expenses)	$1,075.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

Expenses paid per $1,000†	$ 4.26
Ending value (after expenses)	$1,020.58

† Expenses are equal to the fund’s annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
A p r i l 3 0 , 2 0 0 9 ( U n a u d i t e d )

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)	Value ($)
New York—89.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	2,000,000	1,639,540
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	1,019,570
Essex County Industrial
Development Agency, SWDR
(International Paper
Company Projects)	5.20	12/1/23	2,750,000	1,961,657
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	2,000,000	1,926,100
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	943,642
Jefferson County Industrial
Development Agency, SWDR
(International Paper
Company Projects)	5.20	12/1/20	2,000,000	1,525,840
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	1,500,000	1,609,620
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,375,000	1,455,410
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/25	1,000,000	1,002,730
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	1,500,000	1,433,565
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	4,000,000	4,181,840
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.50	1/1/27	1,500,000	1,202,970

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO	5.38	12/1/11	885,000 [a]	973,916
New York City,
GO	5.38	12/1/20	115,000	117,926
New York City,
GO	5.00	8/1/22	1,200,000	1,226,196
New York City,
GO	5.50	6/1/23	150,000	154,846
New York City,
GO	5.25	8/15/24	4,000,000	4,095,880
New York City Housing Development
Corporation, Capital Fund Program
Revenue (New York City Housing
Authority Program) (Insured; FGIC)	5.00	7/1/25	1,200,000	1,210,056
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	596,990
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	3,136,140
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000	1,692,460
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium Project)
(Insured; Assured Guaranty)	7.00	3/1/49	2,500,000	2,837,675
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	386,640
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	1,000,000	945,810

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency,
Special Facility Revenue
(Terminal One Group
Association, L.P. Project)	5.50	1/1/24	3,000,000	2,664,150
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,139,470
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	3,000,000	2,604,150
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/25	1,000,000	1,000,880
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	1,964,820
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,235,960
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	2,360,000	2,446,352
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/28	2,695,000	2,751,945
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	2,609,280
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000	2,088,460
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,055,000	2,219,934

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, FHA-Insured Mortgage HR
(The New York and Presbyterian
Hospital) (Insured; FSA)	5.25	8/15/27	1,505,000	1,525,679
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,015,530
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	2,000,000	2,149,220
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	2,000,000	2,007,840
New York State Dormitory Authority,
LR (State University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 [a]	1,618,577
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	2,500,000	2,748,275
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.75	7/1/18	2,500,000	2,828,800
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,459,661
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	2,500,000	2,655,950
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,500,000	2,557,250
New York State Dormitory
Authority, Revenue
(Fordham University)
(Insured; Assured Guaranty)	5.00	7/1/33	1,000,000	1,002,120
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,474,095

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	828,793
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,404,480
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	2,000,000	1,918,360
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	500,000	479,590
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	1,411,440
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,254,347
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,034,710
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish
Obligated Group)	5.00	5/1/25	2,765,000	2,633,248
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	802,730
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,500,000	1,122,255
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,141,515
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	2,000,000	2,109,380

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,060,000	2,348,853
New York State Dormitory Authority,
Revenue (Teachers College)	5.00	3/1/24	2,500,000	2,572,275
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Banknorth NA)	6.50	8/15/30	2,000,000	2,109,360
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	4,001,520
New York State Dormitory Authority,
South Nassau Communities HR
(Winthrop South Nassau University
Health System Obligated Group)	5.50	7/1/23	1,825,000	1,637,208
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The Brooklyn
Union Gas Company Project)	6.37	4/1/20	5,000,000	5,045,200
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	15,000	16,257
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	2,000,000	2,012,120
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	1,989,380
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/27	2,000,000	2,029,380
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.50	4/1/11	1,225,000 [a]	1,343,899
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	3,000,000	3,080,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	4,500,000	4,808,340
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	3,000,000	3,146,040
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	2,000,000	2,089,400
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,179,790
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured; FSA)	5.50	1/1/14	3,000,000	3,197,400
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	3,000,000 [a]	3,448,950
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,074
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,485,696
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	1,500,000	1,351,230
North Country Development
Authority, Solid Waste
Management System
Revenue (Insured; FSA)	6.00	5/15/15	2,260,000	2,484,260

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Onondaga County Industrial
Development Agency, Sewage
Facilities Revenue (Bristol-Meyers
Squibb Company Project)	5.75	3/1/24	4,000,000	3,976,000
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	930,000	741,015
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air Terminal LLC
Project) (Insured; MBIA, Inc.)	6.25	12/1/13	5,000,000	5,061,100
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	966,540
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	946,440
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,295,211
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	2,000,000	2,003,440
Suffolk Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	3,000,000	2,192,550
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/21	3,000,000	3,074,370
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	5.50	1/1/22	2,000,000 [a]	2,421,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000		3,006,690
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA, Inc.)	5.00	11/15/32	3,000,000		3,015,390
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		1,431,540
U.S. Related—7.6%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000	[a]	2,859,557
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000		1,946,140
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty)	5.00	7/1/28	1,000,000		985,380
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/16	1,865,000	[a]	2,228,712
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,500,000		1,395,210
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000	[a]	3,202,800
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.75	7/1/10	2,420,000	[a]	2,584,729
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000		1,162,065
Total Long-Term
Municipal Investments
(cost $214,626,630)					210,084,456

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Shot-Term Municipal	Coupon	Maturity	Principal
Investment—.5%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)
(cost $1,000,000)	0.50	5/1/09	1,000,000 [b]	1,000,000

Total Investments (cost $215,626,630)			98.0%	211,084,456
Cash and Receivables (Net)			2.0%	4,347,806
Net Assets			100.0%	215,432,262

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate demand note—rate shown is the interest rate in effect at April 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	37.4
AA		Aa		AA	30.1
A		A		A	16.8
BBB		Baa		BBB	12.0
BB		Ba		BB	.8
CCC		Caa		CCC	.2
F1		MIG1/P1		SP1/A1	.5
Not Rated[c]		Not Rated[c]		Not Rated[c]	2.2
					100.0

†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS	AND	LIABILITIES
A p r i l 3 0 , 2 0 0 9 ( U n a u d i t e d )

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	215,626,630	211,084,456
Cash		960,146
Interest receivable		3,625,952
Receivable for shares of Common Stock subscribed		1,179
Prepaid expenses		9,672
		215,681,405
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		151,774
Payable for shares of Common Stock redeemed		36,146
Accrued expenses		61,223
		249,143
Net Assets ($)		215,432,262
Composition of Net Assets ($):
Paid-in capital		222,292,351
Accumulated undistributed investment income—net		7,308
Accumulated net realized gain (loss) on investments		(2,325,223)
Accumulated net unrealized appreciation
(depreciation) on investments		(4,542,174)
Net Assets ($)		215,432,262
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		12,001,158
Net Asset Value, offering and redemption price per share ($)		17.95

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	5,468,955
Expenses:
Management fee—Note 3(a)	627,882
Service plan and prospectus fees—Note 3(b)	215,079
Shareholder servicing costs—Note 3(b)	56,496
Professional fees	45,760
Custodian fees—Note 3(b)	12,279
Registration fees	7,654
Directors’ fees and expenses—Note 3(c)	6,810
Shareholders’ reports	6,419
Loan commitment fees—Note 2	2,775
Miscellaneous	17,689
Total Expenses	998,843
Less—reduction in management fee
due to undertaking—Note 3(a)	(103,223)
Less—reduction in fees due to
earnings credits—Note 1(b)	(3,837)
Net Expenses	891,783
Investment Income—Net	4,577,172
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,546,003)
Net unrealized appreciation (depreciation) on investments	12,651,610
Net Realized and Unrealized Gain (Loss) on Investments	11,105,607
Net Increase in Net Assets Resulting from Operations	15,682,779

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations ($):
Investment income—net	4,577,172	9,356,753
Net realized gain (loss) on investments	(1,546,003)	(701,168)
Net unrealized appreciation
(depreciation) on investments	12,651,610	(23,690,135)
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,682,779	(15,034,550)
Dividends to Shareholders from ($):
Investment income—net	(4,569,864)	(9,352,770)
Net realized gain on investments	—	(459,857)
Total Dividends	(4,569,864)	(9,812,627)
Capital Stock Transactions ($):
Net proceeds from shares sold	9,290,734	16,587,737
Dividends reinvested	3,353,742	7,201,448
Cost of shares redeemed	(16,131,096)	(35,896,155)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,486,620)	(12,106,970)
Total Increase (Decrease) in Net Assets	7,626,295	(36,954,147)
Net Assets ($):
Beginning of Period	207,805,967	244,760,114
End of Period	215,432,262	207,805,967
Undistributed investment income—net	7,308	—
Capital Share Transactions (Shares):
Shares sold	547,193	907,622
Shares issued for dividends reinvested	192,066	388,866
Shares redeemed	(925,111)	(1,961,474)
Net Increase (Decrease) in Shares Outstanding	(185,852)	(664,986)

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	17.05	19.04	19.51	19.45	20.01	19.97
Investment Operations:
Investment income—net[a]	.38	.75	.75	.76	.76	.79
Net realized and unrealized
gain (loss) on investments	.90	(1.95)	(.39)	.29	(.56)	.17
Total from Investment Operations	1.28	(1.20)	.36	1.05	.20	.96
Distributions:
Dividends from
investment income—net	(.38)	(.75)	(.75)	(.75)	(.76)	(.79)
Dividends from net realized
gain on investments	—	(.04)	(.08)	(.24)	(.00)[b]	(.13)
Total Distributions	(.38)	(.79)	(.83)	(.99)	(.76)	(.92)
Net asset value, end of period	17.95	17.05	19.04	19.51	19.45	20.01
Total Return (%)	7.57[c]	(6.60)	1.87	5.59	1.01	4.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.94	.94	.93	.92	.96
Ratio of net expenses
to average net assets	.85[d]	.86	.88	.88	.92[e]	.95
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.01	.04	.03	.03	.06
Ratio of net investment income
to average net assets	4.37[d]	4.00	3.91	3.92	3.82	3.99
Portfolio Turnover Rate	3.83[c]	22.82	16.85	25.29	42.18	21.48
Net Assets, end of period
($ x 1,000)	215,432	207,806	244,760	257,187	275,856	309,664

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General NewYork Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	—	211,084,456	—	211,084,456
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $783,203 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: tax exempt income $9,354,481, ordinary income $53,301 and long-term capital gains $404,845. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of the Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. The Manager has undertaken from November 1, 2008 through July 31, 2009 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .85% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $103,223 during the period ended April 30, 2009.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund’s shares, for servicing shareholder accounts, (“Servicing”) and for advertising and marketing relating to the fund.The Plan provides payments to be made at an aggregate annual rate of .20% of the value of the fund’s average daily net assets.The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred.The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Plan, such aggregate amount not to exceed the greater of $100,000 or .005% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended April 30, 2009, the fund was charged $215,079 pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $34,014 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $3,346 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended April 30, 2009, the fund was charged $12,279 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to the Dreyfus Corporation and affiliates” consist of: management fees $105,097, Rule 12b-1 distribution plan fees $35,032, custodian fees $12,828, chief compliance officer fees $2,793 and transfer agency per account fees $12,000, which are offset against an expense reimbursement currently in effect in the amount of $15,976.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2009, amounted to $12,620,236 and $12,662,334, respectively.

At April 30, 2009, accumulated net unrealized depreciation on investments was $4,542,174, consisting of $5,967,667 gross unrealized appreciation and $10,509,841 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

For More Information

Ticker Symbol: GNYMX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 29, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)